Other notes - Additional disclosures on financial instruments, comparing carrying amount to fair value of financial assets and liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets, Carrying amount	€ 261,829	€ 271,852
Financial assets, Fair value	261,829	271,852
Financial liabilities, Carrying amount	714,865	742,037
Financial liabilities, Fair value	726,824	754,559
Liabilities measured at amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, Carrying amount	710,535	741,174
Financial liabilities, Fair value	722,494	753,696
Liabilities measured at amortized cost | Term loan | Term Loan
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, Carrying amount	558,569	618,059
Financial liabilities, Fair value	570,528	630,581
Liabilities measured at amortized cost | Term loan | Local bank loans
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, Carrying amount	10,433	0
Financial liabilities, Fair value	10,433	0
Liabilities measured at amortized cost | Trade payables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, Carrying amount	141,436	122,913
Financial liabilities, Fair value	141,436	122,913
Liabilities measured at amortized cost | Other financial liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, Carrying amount	97	202
Financial liabilities, Fair value	97	202
Liabilities held for trading | Derivatives
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, Carrying amount	4,330	863
Financial liabilities, Fair value	4,330	863
Loans and receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets, Carrying amount	258,865	269,026
Financial assets, Fair value	258,865	269,026
Trade receivables | Loans and receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets, Carrying amount	195,341	190,503
Financial assets, Fair value	195,341	190,503
Loans | Loans and receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets, Carrying amount	574	1,357
Financial assets, Fair value	574	1,357
Miscellaneous financial assets | Loans and receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets, Carrying amount	2,678	3,259
Financial assets, Fair value	2,678	3,259
Cash and cash equivalents | Loans and receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets, Carrying amount	60,272	73,907
Financial assets, Fair value	60,272	73,907
Derivatives | Financial assets held for trading
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets, Carrying amount	2,964	2,826
Financial assets, Fair value	€ 2,964	€ 2,826